                     EATON VANCE ASIAN SMALL COMPANIES FUND
                      EATON VANCE GREATER CHINA GROWTH FUND
                         EATON VANCE GLOBAL GROWTH FUND
               Supplement to Statements of Additional Information
                              Dated January 1, 2004

                        EATON VANCE EMERGING MARKETS FUND
                         EATON VANCE GREATER INDIA FUND
               Supplement to Statements of Additional Information
                                Dated May 1, 2003

                           (COLLECTIVELY, "THE FUNDS")


As of April 15, 2004, the Trustees of each of the Funds are as follows:

Name and Date of Birth          Principal Occupation(s) During Past Five Years
----------------------          ----------------------------------------------

Interested Trustees

JAMES B. HAWKES                 Chairman, President and Chief Executive Officer
11/9/41                         of Boston Management and Research, Eaton Vance
                                Management (Eaton Vance), Eaton Vance
                                Corporation (EVC) and Eaton Vance, Inc. (EV);
                                Director of EV; Vice President and Director of
                                Eaton Vance Distributors. Trustee and/or officer of 196 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, Eaton Vance, EVC and EV.

HON. ROBERT LLOYD GEORGE        Chief Executive Officer of Lloyd George
8/13/52                         Management (B.V.I.) Limited (LGM) and Lloyd
                                George Investment Management (Bermuda) Limited
                                (Lloyd George). Chairman of LGM. Mr. Lloyd
                                George is an interested person because of his positions with LGM and Lloyd George.

Noninterested Trustees

EDWARD K.Y CHEN                 President of Lingnan University in Hong Kong.
1/14/45

SAMUEL L. HAYES, III            Jacob H. Schiff Professor of Investment Banking
2/23/35                         Emeritus, Harvard University Graduate School of
                                Business Administration.

WILLIAM H. PARK                 President and Chief Executive Officer, Prizm
9/19/47                         Capital Management, LLC (investment management
                                firm) (since 2002). Executive Vice President and
                                Chief Financial Officer, United Asset Management
                                Corporation (a holding company owning
                                institutional investment management firms)
                                (1982-2001).

RONALD A. PEARLMAN              Professor of Law, Georgetown University Law
7/10/40                         Center (since 1999). Tax Partner, Covington &
                                Burling, Washington, DC (1991-2000).

NORTON H. REAMER                President, Chief Executive Officer and a
9/21/35                         Director of Asset Management Finance Corp. (a
                                specialty finance company serving the investment management industry) (since October 2003).
                                President, Unicorn Corporation (an investment and financial advisory services company) (since
                                September 2000). Formerly, Chairman, Hellman,
                                Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly,
                                Advisory Director of Berkshire Capital
                                Corporation (investment banking firm)
                                (2002-2003). Formerly, Chairman of the Board,
                                United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).

LYNN A. STOUT                   Professor of Law, University of California at
9/14/57                         Los Angeles School of Law (since July 2001).
                                Formerly, Professor of Law, Georgetown
                                University Law Center.


April 19, 2004